UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2021

Item #1. Reports to Stockholders.

INDEX	Formidable ETF and Formidable Fortress ETF (collectively, the “Formidable Funds”)

SEMI-ANNUAL
REPORT

For the Period Ended September 30, 2021 (unaudited)

Formidable ETF*
Formidable Fortress ETF**

* Commencement of Operations April 29, 2021

** Commencement of Operations July 21, 2021

SEMI-ANNUAL REPORT

Formidable ETF

To Formidable ETF (“Fund”) Investors,

With this being our inaugural semi-annual letter, let us begin by thanking you for your interest and support.

Operations for the Fund began in April 2021, therefore our comments do not reflect a full six-month period. However, despite the brevity of operations, we have experienced two disparate market environments. We performed relatively well in an environment where interest rates began to normalize and the prospect of economic growth improved, while the Fund underperformed as growth concerns increased and interest rates portended sluggish growth due to the emergence of the Delta variant.

During the first fiscal quarter of operations (calendar Q2), the Fund outperformed the S&P 500 Index (“Index”), a market capitalization-weighted index of the 500 largest publicly traded companies in the U.S, gaining 3.80% versus a 2.20% gain for the Index. From a sector perspective, the Fund benefited from an overweight in Energy, which benefited from expectations for increased inflation and continued economic strength as economies reopen and demand for fossil fuels returns to pre-COVID trends. Underweights in Information Technology and Health Care, and an overweight in special purpose acquisition companies (SPACs) detracted from performance. On balance, sector positioning detracted from performance.

Conversely, stock selection added to performance. The Fund’s best performance on a relative basis came from Industrials, Energy, and Materials. Underperformers for the quarter were Health Care, where the Fund owned only one company, and Communications Services.

Market sentiment shifted significantly in calendar Q3. The Fund benefited during Q2 from many of its inflation-sensitive assets, e.g., metals and mining companies and energy producers. However, in Q3, investors became more concerned about the deflationary impact of the Delta variant, as well as waning fiscal stimulus and Fed policy tightening, especially in August, when the Fund struggled. Concerns over rising rates hurt many of our smaller cap, more growth-oriented holdings, which are viewed by the market as long duration assets. While some of our inflation assets rebounded in September, especially energy names, it was not enough to overcome weakness in several individual names, particularly in the Industrials sector, which accounted for almost 2/3 of our underperformance. The Fund ended Q3 lower by 7.40% versus the Index’s gain of 0.60%. As we have seen several times, the Index’s performance was boosted by a handful of companies and not reflective of broader market sentiment. Moreover, the Fund tends to have a sizable weight in smaller companies, and small caps underperformed in Q3.

SEMI-ANNUAL REPORT

Formidable ETF

Shareholder Letter - continued September 30, 2021

As we enter the last quarter of 2021, we have repositioned the Fund in anticipation of what may be an environment with inflationary pressures, adding to our inflation beneficiaries and metals & mining sleeves. The implications of unprecedented fiscal and monetary policy, combined with supply chain disruptions and the longer-term consequences of global climate policies, all seem to point toward building pressure on prices for goods, services, and labor. We have started trimming some of the longer duration, smaller cap names in the portfolio, placing a greater emphasis on cash flow and valuation. We have also been more aggressive in call writing to generate income and have maintained the Fund’s exposure to tail hedging via puts on an index of high-yield bonds, which we believe to be an inexpensive way to protect against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

SEMI-ANNUAL REPORT

Formidable ETF

Shareholder Letter - continued September 30, 2021

DISCLOSURES

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC

SEMI-ANNUAL REPORT

Formidable ETF

Portfolio Composition as of September 30, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financial	28.00%
Industrial	16.32%
Healthcare	11.10%
Consumer Discretionary	8.55%
Materials	8.43%
Energy	7.50%
Real Estate	6.63%
Utilities	3.56%
Consumer Staples	3.32%
Information Technology	2.71%
Purchased Options:
Put Options	0.09%
Total Investments	96.21%

Options Written:
Call Options	(0.28%	)
	(0.28%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable ETF

Schedule of Investments September 30, 2021 (unaudited)

	Security Description	Shares	Fair Value
96.12%	COMMON STOCKS

8.55%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.*	231	$758,844
	PetMed Express, Inc.	13,274	356,672
	RCI Hospitality Holdings, Inc.	12,181	834,520
			1,950,036

3.32%	CONSUMER STAPLES
	Altria Group, Inc.	16,606	755,905

7.50%	ENERGY
	Brigham Minerals, Inc.	45,676	875,152
	The Williams Cos., Inc.	32,224	835,891
			1,711,043

28.00%	FINANCIAL
	ACE Convergence Acquisition Co.*	78,698	779,897
	Altitude Acquisition Corp.*	119,903	1,179,846
	Apollo Global Management, Inc.	14,402	887,019
	Bridgetown Holdings, Ltd.*	76,477	750,239
	dMY Technology Group, Inc. IV*	78,831	781,215
	Genworth Financial, Inc.*	189,787	711,701
	MoneyLion, Inc.*	78,622	532,271
	Pershing Square Tontine Holdings, Ltd.*	38,787	764,104
			6,386,292

11.10%	HEALTH CARE
	AbbVie, Inc.	6,280	677,424
	Bristol-Myers Squibb Co.	10,758	636,551
	Ginkgo BioWorks Holdings, Inc.*	50,550	585,875
	Royalty Pharma PLC	17,480	631,727
			2,531,577

Formidable ETF

Schedule of Investments - continued September 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Shares	Fair Value
16.32%	INDUSTRIAL
	Acacia Research Corp.*	149,193	$1,013,020
	BlackSky Technology, Inc.*	54,049	559,407
	Flux Power Holdings, Inc.*	138,508	703,621
	Grupo Aeroportuario del Centro*	15,390	721,021
	Maxar Technologies, Inc.	25,583	724,511
			3,721,580

2.71%	INFORMATION TECHNOLOGY
	Cyxtera Technologies, Inc.*	66,756	617,493

8.43%	MATERIALS
	Lithium Americas Corp.*	27,431	612,534
	SilverCrest Metals, Inc.*	87,666	611,909
	Wheaton Precious Metals Corp.	18,582	698,312
			1,922,755

6.63%	REAL ESTATE
	American Tower Corp.	2,678	710,768
	CatchMark Timber Trust, Inc.	67,412	800,180
			1,510,948

3.56%	UTILITIES
	Brookfield Infrastructure Partners LLP	14,478	812,361

96.12%	TOTAL COMMON STOCKS
	(Cost: $22,839,945)		21,919,990

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable ETF

Schedule of Investments - continued September 30, 2021 (unaudited)

0.09%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBoxx High Yield Group ETF	2750	24,059,750	80.00	10/15/2021	$13,750
	iShares iBoxx High Yield Group ETF	1500	13,123,500	81.00	10/15/2021	6,000
						19,750

0.09%	TOTAL PURCHASED OPTIONS					19,750
	(Cost: $39,460)

96.21%	TOTAL INVESTMENTS
	(Cost: $22,879,405)					21,939,740
3.79%	Other assets, net of liabilities					865,113
100.00%	NET ASSETS					$22,804,853

*Non-income producing

Formidable ETF

Schedule of Investments - continued September 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

-0.28%	OPTIONS WRITTEN

	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

	Abbvie, Inc.	20	(215,740)	130.00	11/19/21	$(300)
	Acacia Research Corp.	150	(101,850)	10.00	10/15/21	(750)
	Acacia Research Corp.	450	(305,550)	7.50	10/15/21	(8,550)
	American Tower Corp.	15	(398,115)	320.00	11/19/21	(337)
	Apollo Global Management, Inc.	50	(307,950)	70.00	11/19/21	(2,875)
	Brookfield Infrastructure Partners LP	25	(140,275)	60.00	11/19/21	(625)
	Bristol-Myers Squibb Co.	40	(236,680)	70.00	11/19/21	(680)
	Cyxtera Technologies, Inc.	85	(78,625)	10.00	10/15/21	(1,700)
	Cyxtera Technologies, Inc.	125	(115,625)	12.50	11/19/21	(1,500)
	Ginkgo BioWorks Holdings, Inc.	214	(248,026)	20.00	10/15/21	(1,605)
	Genworth Financial, Inc.	398	(149,250)	4.00	11/19/21	(7,363)
	Lithium Americas Corp.	200	(446,600)	35.00	11/19/21	(6,200)
	Maxar Technologies, Inc.	100	(283,200)	40.00	10/15/21	(500)
	Brigham Minerals, Inc.	199	(381,284)	22.50	10/15/21	(1,990)
	PetMed Express, Inc.	40	(107,480)	35.00	11/19/21	(1,200)
	RCI Hospitality Holdings, Inc.	25	(171,275)	75.00	10/15/21	(2,563)
	RCI Hospitality Holdings, Inc.	25	(171,275)	80.00	10/15/21	(375)
	Royalty Pharma plc	25	(90,350)	40.00	10/15/21	(375)
	Royalty Pharma plc	25	(90,350)	45.00	10/15/21	(250)
	Royalty Pharma plc	25	(90,350)	40.00	11/19/21	(10,000)
	SilverCrest Metals, Inc.	375	(261,750)	10.00	11/19/21	(2,625)
	Soaring Eagle Acquisition	186	(215,574)	12.50	10/15/21	(9,300)
	The Williams Companies, Inc.	35	(90,790)	28.00	11/19/21	(980)
	Wheaton Precious Metals Corp.	60	(225,480)	48.00	11/19/21	(1,020)
	TOTAL CALL OPTIONS WRITTEN					(63,663)
	(Premiums received: $ (70,426))

	TOTAL OPTIONS WRITTEN					$(63,663)
	(Premiums received: $ (70,426))

SEMI-ANNUAL REPORT

Formidable Fortress ETF

To Formidable Fortress ETF (“Fund”) Investors,

With this being our inaugural semi-annual letter, let us begin by thanking you for your interest and support. Since operations for the Fund began in July 2021, our comments do not reflect a full six-month period.

During the first partial quarter of operations (calendar Q3), the Fund lagged the S&P 500 Index (“Index”), a market capitalization-weighted index of the 500 largest publicly traded companies in the U.S, declining 3.90% versus a 1.10% loss for the Index. From a sector perspective, the Fund benefited from an underweight in Consumer Discretionary and an overweight in Financials. However, on balance, sector positioning was a small detractor, due primarily to the Energy sector, where the Fund has no holdings. The quantitative portion of the process, which focuses on capital discipline and lower beta, which measures the volatility, or systematic risk, of a security or portfolio in comparison to the market as a whole, typically does not identify Energy companies as favorable investments; the sector was the best performer in the Index during the Fund’s initial quarter.

Stock selection also detracted, due primarily to a handful of Consumer names (both in Staples and Discretionary). Disappointing sales estimates, a combination of concerns over the Delta variant as well as supply chain challenges, caused significant drawdowns for several companies in these sub-sectors. We continue to hold as, given our emphasis on higher quality balance sheets, these companies are able to withstand this sort of near term turbulence.

As we enter the last quarter of 2021, the Fund remains positioned in higher quality, larger cap companies. The implications of unprecedented fiscal and monetary policy, combined with supply chain disruptions and the longer-term consequences of global climate policies, all seem to point toward building pressure on prices for goods, services, and labor. We are placing more emphasis on the pricing power of our portfolio holdings. We have also been more aggressive in call writing to generate income and have maintained the Fund’s exposure to tail hedging via put spreads on an exchange-traded fund (ETF) that tracks the Index, which we believe to be an inexpensive way to protect against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown CEO and Portfolio Manager	Adam Eagleston, CFA CIO and Portfolio Manager

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Shareholder Letter - continued September 30, 2021

DISCLOSURES

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Portfolio Compositionas of September 30, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Industrial	24.79%
Healthcare	19.15%
Financial	15.22%
Information Technology	12.29%
Communications Services	7.18%
Real Estate	7.01%
Consumer Staples	6.52%
Consumer Discretionary	5.13%
Purchased Options:
Put Options	0.40%
Total Investments	97.69%

Options Written:
Put Options	(0.02%	)
Call Options	(0.10%	)
Total Options Written	(0.12%	)

Formidable Fortress ETF

Schedule of InvestmentsSeptember 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Security Description	Shares	Fair Value
97.29%	COMMON STOCKS

7.18%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	9,207	$712,530
	Take-Two Interactive Software, Inc.*	2,943	453,428
			1,165,958

5.13%	CONSUMER DISCRETIONARY
	Gentex Corp.	10,557	348,170
	Ollie’s Bargain Outlet Holdings, Inc.*	3,537	213,210
	Terminix Global Holdings, Inc.*	6,507	271,147
			832,527

6.52%	CONSUMER STAPLES
	Monster Beverage Corp.*	8,964	796,272
	The Boston Beer Co., Inc.*	513	261,502
			1,057,774

15.22%	FINANCIAL
	Erie Indemnity Co.	2,700	481,734
	First American Financial Corp.	5,319	356,639
	Houlihan Lokey, Inc.	4,077	375,492
	MarketAxess Holdings, Inc.	1,080	454,345
	The Progressive Corp.	8,883	802,934
			2,471,144

19.15%	HEALTH CARE
	ABIOMED, Inc.*	1,566	509,764
	Bio-Rad Laboratories, Inc.*	756	563,938
	Chemed Corp.	702	326,514
	Regeneron Pharmaceuticals, Inc.*	1,323	800,653
	West Pharmaceutical Services, Inc.	2,141	908,940
			3,109,809

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Schedule of Investments - continued September 30, 2021 (unaudited)

	Security Description	Shares	Fair Value
24.79%	INDUSTRIAL
	A.O. Smith Corp.	7,182	$438,605
	Expeditors International of Washington, Inc.	3,915	466,394
	Fastenal Co.	15,552	802,639
	Graco, Inc.	6,534	457,184
	Landstar System, Inc.	2,160	340,891
	Robert Half International, Inc.	5,632	565,058
	Rollins, Inc.	13,608	480,771
	Snap-on, Inc.	2,268	473,899
			4,025,441

12.29%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.	4,104	820,472
	Cisco Sysems, Inc.	15,714	855,313
	Maximus, Inc.	3,834	318,989
			1,994,774

7.01%	REAL ESTATE
	CoreSite Realty Corp.	2,430	336,652
	Public Storage	2,700	802,170
			1,138,822

97.29%	TOTAL COMMON STOCKS
	(Cost: $16,655,241)		15,796,249

Formidable Fortress ETF

Schedule of Investments - continued September 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

0.40%	PURCHASED OPTIONS

	PUT OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	200	8,582,800	415.00	10/15/2021	$64,000

0.40%	TOTAL PURCHASED OPTIONS					64,000
	(Cost: $48,007)

97.69%	TOTAL INVESTMENTS
	(Cost: $16,703,248)					15,860,249
2.31%	Other assets, net of liabilities					375,279
100.00%	NET ASSETS					$16,235,528

*Non-income producing

-0.12%	OPTIONS WRITTEN

-0.02%	PUT OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	200	(8,582,800)	355.00	10/15/21	$(3,600)

	TOTAL PUT OPTIONS WRITTEN					$(3,600)
	(Premiums received: $ (10,343))

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Formidable Fortress ETF

Schedule of Investments - continued September 30, 2021 (unaudited)

-0.10%	CALL OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	ABIOMED, Inc.	3	(97,656)	390.00	10/15/21	$(435)
	ABIOMED, Inc.	3	(97,656)	430.00	10/15/21	(1,050)
	Automatic Data Processing, Inc.	10	(199,920)	220.00	10/15/21	(350)
	Automatic Data Processing, Inc.	10	(199,920)	207.50	10/15/21	(1,150)
	A.O. Smith Corp.	10	(61,070)	70.00	10/15/21	(50)
	Activision Blizzard Inc.	17	(131,563)	85.00	10/15/21	(459)
	Activision Blizzard, Inc.	13	(100,607)	87.50	10/15/21	(169)
	Bio-Rad Laboratories, Inc.	4	(298,380)	850.00	10/15/21	(2,000)
	Chemed Corp.	3	(139,536)	500.00	10/15/21	(225)
	CoreSite Realty Corp.	4	(55,416)	160.00	10/15/21	(80)
	Cisco Systems, Inc.	57	(310,251)	58.00	10/15/21	(627)
	Expeditors International of Washing, Inc.	9	(107,217)	125.00	10/15/21	(405)
	First American Financial	13	(87,165)	70.00	10/15/21	(715)
	First American Financial	7	(46,935)	75.00	10/15/21	(875)
	Fastenal Co.	35	(180,635)	55.00	10/15/21	(945)
	Fastenal Co.	25	(129,025)	60.00	10/15/21	(75)
	Graco Inc.	30	(209,910)	80.00	10/15/21	(750)
	Houlihan Lokey Inc.	8	(73,680)	95.00	10/15/21	(860)
	Landstar System Inc.	5	(78,910)	180.00	10/15/21	(1,075)
	MarketAxess Holdings, Inc.	3	(126,207)	500.00	10/15/21	(1,463)
	MAXIMUS, Inc.	5	(41,600)	90.00	10/15/21	(125)
	MAXIMUS, Inc.	10	(83,200)	95.00	10/15/21	(250)
	Monster Beverage Corp.	10	(88,830)	95.00	10/15/21	(150)
	Monster Beverage Corp.	20	(177,660)	100.00	10/15/21	(200)
	Ollie’s Bargain Outlet Holdings	10	(60,280)	72.50	10/15/21	(100)
	Progressive Corp.	20	(180,780)	100.00	10/15/21	(600)
	Regeneron Pharmaceuticals	3	(181,554)	730.00	10/15/21	(180)
	Boston Beer Co.	2	(101,950)	630.00	10/15/21	(110)
	Take-Two Interactive Software	4	(61,628)	165.00	10/15/21	(272)
	Take-Two Interactive Software	5	(77,035)	175.00	10/15/21	(100)
	TOTAL CALL OPTIONS WRITTEN					(15,845)
	(Premiums received: $ (21,789))

	TOTAL OPTIONS WRITTEN					$(19,445)
	(Premiums received: $ (32,132))

FORMIDABLE ETF FUNDS

Statements of Assets and Liabilities September 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at fair value* (Note 1)	$21,939,740	$15,860,249
Cash	1,237,178	400,180
Receivable for securities sold	647,277	—
Dividends receivable	22,624	6,903
TOTAL ASSETS	23,846,819	16,267,332

LIABILITIES
Payable for securities purchased	955,198	—
Accrued advisory fees	23,105	12,359
Call options written, at fair value**	63,663	19,445
TOTAL LIABILITIES	1,041,966	31,804
NET ASSETS	$22,804,853	$16,235,528

Net Assets Consist of:
Paid-in capital	$23,854,475	$17,062,870
Distributable earnings	1,049,622	827,342
Net Assets	$22,804,853	$16,235,528

NET ASSET VALUE PER SHARE
Net Assets	$22,804,853	$16,235,528
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	950,000	675,000
Net Asset Value and Offering Price Per Share	$24.01	$24.05

*Identified cost of:	$22,879,405	$16,703,248
**Premiums received of:	$70,426	$32,132

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Statements of Operations September 30, 2021 (unaudited)

	Formidable ETF April 29, 2021* through September 30, 2021 (unaudited)	Formidable Fortress ETF July 21, 2021* through September 30, 2021 (unaudited)
INVESTMENT INCOME
Dividend	$191,261	$24,771
Total investment income	191,261	24,771

EXPENSES
Advisory fees (Note 2)	101,523	23,059
Total expenses	101,523	23,059

Net investment income (loss)	89,738	1,712

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(71,160)	1,995
Net realized gain (loss) on put options purchased	(235,545)	(30,142)
Net realized gain (loss) on options written	142,080	29,405
Net realized gain (loss) on collateral	(41,833)	—
Total net realized gain (loss)	(206,458)	1,258
Change in unrealized appreciation (depreciation) of investments	(919,955)	(858,992)
Change in unrealized appreciation (depreciation) of put options purchased	(19,710)	15,993
Change in unrealized appreciation (depreciation) of options written	6,763	12,687
Total change in unrealized appreciation (depreciation) of investments	(932,902)	(830,312)
Net realized and unrealized gain (loss)	(1,139,360)	(829,054)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,049,622)	$(827,342)

*Commencement of Operations

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets September 30, 2021 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Formidable ETF April 29, 2021* through September 30, 2021 (unaudited)	Formidable Fortress ETF July 21, 2021* through September 30, 2021 (unaudited)
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$89,738	$1,712
Net realized gain (loss)	(206,458)	1,258
Change in unrealized appreciation (depreciation)	(932,902)	(830,312)
Increase (decrease) in net assets from operations	(1,049,622)	(827,342)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	22,604,475	16,437,870
Increase (decrease) in net assets from capital stock transactions	22,604,475	16,437,870

NET ASSETS
Increase (decrease) during period	21,554,853	15,610,528
Beginning of period	1,250,000	625,000

End of period	$22,804,853	$16,235,528

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

FORMIDABLE ETF

Financial Highlights Selected Per Share Data Throughout Each Period

April 29, 2021** through September 30, 2021 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.11
Net realized and unrealized gain (loss) on investments	(1.10)
Total from investment activities	(0.99)
Net asset value, end of period	$24.01

Total Return*	(3.96%)
Ratios/Supplemental Data
Ratio to average net assets ****
Expenses, gross	1.19%
Net investment income (loss)	1.05%
Portfolio turnover rate***	77.88%
Net assets, end of period (000’s)	$22,805

(1)Per share amounts calculated using the average shares outstanding during the period.

*Total return is for the period indicated and has not been annualized for periods less than one year.

**Commencement of Operations

***Portfolio turnover rate is for the period April 29, 2021 through September 30, 2021 and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

****Annualized for periods less than one year.

FORMIDABLE FORTRESS ETF

Financial Highlights Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

July 21, 2021** through September 30, 2021 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.00 (2)
Net realized and unrealized gain (loss) on investments	(0.95)
Total from investment activities	(0.95)
Net asset value, end of period	$24.05

Total Return*	(3.80%)
Ratios/Supplemental Data
Ratio to average net assets ****
Expenses, gross	0.89%
Net investment income (loss)	0.07%
Portfolio turnover rate***	0.00%
Net assets, end of period (000’s)	$16,236

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.01 per share.

*Total return is for the period indicated and has not been annualized for periods less than one year.

**Commencement of Operations

***Portfolio turnover rate is for the period July 21, 2021 through September 30, 2021 and excludes effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

****Annualized for periods less than one year.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements September 30, 2021 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Formidable ETF (the “Formidable Fund”) commenced operations on April 29, 2021 and the Formidable Fortress ETF (the “Formidable Fortress Fund”) commenced operations on July 21, 2021.

The Funds’ objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust's fair value committee in accordance with procedures approved by the Trust's Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Formidable ETF Assets
Common Stocks	$21,919,990	$—	$—	$21,919,990
Put Options Purchased	—	19,750	—	19,750
	$21,919,990	$19,750	$—	$21,939,740
Liabilities
Call Options Written	$—	$(63,663)	$—	$(63,663)

Formidable Fortress ETF Assets
Common Stocks	$15,796,249	$—	$—	$15,796,249
Put Options Purchased	—	64,000	—	64,000
	$15,796,249	$64,000	$—	$15,860,249
Liabilities
Put Options Written	$—	$(3,600)	—	$(3,600)
Call Options Written	—	(15,845)	—	(15,845)
	$—	$(19,445)	$—	$(19,445)

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.

The Funds held no Level 3 securities at any time during the period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended September 30, 2021 there were no such reclassifications.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$240,100
Formidable Fortress ETF	10,000	250	240,500

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Formidable Asset Management, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ average daily net assets, at the rate of 1.19% for the Formidable ETF and 0.89% for the Formidable Fortress ETF.

The Advisor has retained Toroso Asset Management, LLC (“Toroso” or the “Trading Sub-Advisor”), to serve as trading sub-Advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Trading Sub-Advisor (the “Sub-Advisory Agreement”), the Trading Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board. For the services it provides for the Funds, the Trading Sub-Advisor is compensated by the Advisor from the management fees paid by the Funds to the Advisor.

The Trading Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds' administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For their services to the Funds, CFS is entitled to a fee. The Advisor pays this fee.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust, John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP, and Tina H. Bloom, Assistant Secretary of the Trust is a Partner of Practus LLP. Officers and/or directors of CFS, and Mr. Carter, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian

Citibank, N.A. serves as the Funds' Custodian pursuant to a Global Custodial and Agency Services Agreement. The Advisor pays the fees for these services.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Funds' Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays the fees for these services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended September 30, 2021 were as follows:

	Purchases	Sales
Formidable ETF	$12,721,393	$12,727,852
Formidable Fortress ETF	83,694	135,044

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2021 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$23,461,714	$—	$—
Formidable Fortress ETF	16,782,831	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

There were no distributions during the period ended September 30, 2021.

As of September 30, 2021, the components of distributable earnings (deficit) on a tax basis were as follows:

	Period ended September 30, 2021
	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$89,738	$1,712
Accumulated net realized gain (loss) on investments	(206,458)	1,258
Net unrealized appreciation (depreciation) on investments	(932,902)	(830,312)
	$(1,049,622)	$(827,342)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$22,808,979	$816,218	$(1,749,120)	$(932,902)
Formidable Fortress ETF	16,671,116	130,460	(960,773)	(830,312)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an Authorized Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
Period ended September 30, 2021
Shares sold	900,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	900,000

Formidable Fortress ETF
Period ended September 30, 2021
Shares sold	650,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	650,000

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

NOTE 7 – RISKS OF INVESTING IN THE FUNDS

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.

•Special Purpose Acquisition Companies (SPACs). The Formidable ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Market Risk. The market value of securities owned by the Funds may decline, at times sharply and unpredictably.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Funds' abilities to achieve their investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Funds invest may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

Risk of Other Equity Securities. Other equity securities in which the Funds may invest include preferred securities, rights and warrants.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ETF Structure Risk. The Funds are structured as ETFs and as a result are subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Funds will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Funds. In stressed market conditions, the liquidity of shares of the Funds may begin to mirror the liquidity of the Funds' underlying portfolio holdings, which can be significantly less liquid than shares of the Funds. This adverse effect on liquidity for the Funds' shares in turn could lead to differences between the market price of the Funds' shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of shares of the Funds will fluctuate in response to changes in the Funds' net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Funds' underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Funds bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Funds. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

Investment Company Risk. An investment in other investment companies (including other exchange-traded products) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Funds will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs.

Derivatives Risk. The Funds may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Funds will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested

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FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds' use of derivatives may magnify losses for the Funds.

If the Funds are not successful in employing such instruments in managing their portfolio, their performance will be worse than if it did not invest in such instruments. Successful use by the Funds of options will be subject to their ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Funds will pay commissions and other costs in connection with such investments, which may indirectly increase the Funds' expenses and reduce the return. In utilizing certain derivatives, the Funds' losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Funds.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fortress Fund’s ability to profit from increases in the value of the Fortress Fund’s portfolio securities. When writing call options on a portfolio security, the Fortress Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fortress Fund’s option strategy is designed to provide the Fortress Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fortress Fund in the event of a market decline.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Funds to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Stock Risk. The value of mid (in the Formidable Fortress ETF only) and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

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Notes to Financial Statements - continued September 30, 2021 (unaudited)

Foreign Securities Risk. To the extent the Funds invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Leverage Risk. The Funds do not seek leveraged returns but as a result of the Funds' use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Funds with investment exposure greater than the value of the Funds' investment in the derivative. As a result, these derivatives may magnify losses to the Funds, and even a small market movement may result in significant losses to the Funds.

Issuer Non-Diversification Risk. The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investment Strategy Risk. The Funds' investments in securities that the Advisor believes will perform well in a certain macroeconomic environment may not perform as expected. In addition, the Funds' investment approach may be out of favor at times, causing them to underperform other portfolios that have a similar investment objective.

Investment Risk. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Funds.

REITs. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Funds invest in REITs, they are subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to their own expenses, the Funds will indirectly bear their proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and

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Notes to Financial Statements - continued September 30, 2021 (unaudited)

requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

ETN Risk. ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

Asset Segregation Risk. The Funds must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to the derivatives in which it invests. Accordingly, the Funds will typically maintain a substantial amount of their assets in cash and cash equivalents as required under SEC rules.

Depositary Receipts. Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Funds may invest, including options and volatility-linked exchange-traded products, can be highly volatile. Price movements of the derivative instruments in which the Funds are invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Liquidity Risk. The Funds are subject to liquidity risk primarily due to their investments in derivatives. Investments in illiquid assets involve the risk that the Funds may be unable to sell such assets or sell them at a reasonable price.

SEMI-ANNUAL REPORT

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2021 (unaudited)

Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Funds may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Funds may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Funds to potentially greater losses.

New Fund Risk. The Funds are new ETFs and have only recently commenced operations. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Funds' distributor does not maintain a secondary market in the Funds' shares.

New Advisor Risk. The Advisor has not previously managed an ETF.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at www.sec.gov.

Investment Advisory Agreement Approval

This semiannual report pertains only to the Formidable ETF and the Formidable Fortress ETF; however, the disclosure below pertains to those funds and the Formidable Small/Mid Cap ETF, a fund that has not commenced operations. Once the Formidable Small/Mid Cap ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and is applicable to that fund.

At a meeting held on March 9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “FAM Advisory Agreement”) between the Trust and Formidable Asset Management (“FAM”) and the Investment Sub-Advisory Agreement (the “FAM Sub-Advisory Agreement”) between FAM and Toroso, each with respect to the Formidable ETF, the Formidable Small/Mid Cap ETF and the Formidable Fortress ETF (the “Formidable ETFs”). The Board discussed the arrangements between FAM and the Trust and FAM and Toroso with respect to the Funds. The Board reflected on its discussions with the representatives from FAM and Toroso earlier in the Meeting regarding the manner in which the Formidable ETFs were to be managed and the roles and responsibilities of FAM and Toroso under the FAM Advisory Agreement and the FAM Sub-Advisory Agreement (collectively, the “Formidable Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Counsel”) addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board when considering the approval of

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

the Formidable Advisory Agreements. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of FAM and Toroso to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for FAM, an expense comparison analysis for the Formidable ETFs and comparable mutual funds and ETFs, and the Formidable Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Formidable Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by FAM and Toroso; (ii) the investment performance of FAM; (iii) the costs of the services to be provided and profits to be realized by FAM and Toroso from the relationship with the Formidable ETFs; (iv) the extent to which economies of scale would be realized if the Formidable ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of the Formidable ETFs’ investors; and (v) possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Formidable Advisory Agreements, including: (i) information regarding the services and support to be provided by FAM and Toroso to the Formidable ETFs and their shareholders; (ii) presentations by management of FAM and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Formidable ETFs; (iii) information pertaining to the compliance structure of FAM and Toroso; (iv) disclosure information contained in the Formidable ETFs’ registration statement and FAM’s Form ADV and/or the policies and procedures of FAM and Toroso; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Formidable Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FAM and Toroso, including financial information, a description of personnel and the services to be provided by FAM and Toroso to the Formidable ETFs, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Formidable ETFs and comparative expense and performance information for other ETFs with strategies similar to the Formidable ETFs; and (iii) benefits anticipated to be realized by FAM and Toroso from their relationship with the Formidable ETFs.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

The Board did not identify any particular information that was most relevant to its consideration to approve the Formidable Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Formidable Advisory Agreements, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services to be provided by FAM and Toroso.

In this regard, the Board considered the responsibilities of FAM and Toroso under their respective Formidable Advisory Agreements. The Board reviewed the services to be provided by each of FAM and Toroso to the Formidable ETFs, including, without limitation, FAM’s process for formulating investment recommendations and the processes of both FAM and Toroso for assuring compliance with the Formidable ETFs’ investment objectives and limitations; processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by FAM for the Formidable ETFs among the service providers, and the anticipated efforts of FAM to promote the Formidable ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of FAM and Toroso; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by FAM in supervising Toroso as a sub-adviser to the Formidable ETFs and the relationship between and FAM and Toroso. After reviewing the foregoing and further information from FAM and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by FAM and Toroso was satisfactory and adequate for the Formidable ETFs.

2.Investment Performance of FAM.

The Board noted that the Formidable ETFs had not yet commenced operations. The Trustees considered that FAM managed a hedge fund with an identical investment objective and similar investment strategies as the Formidable ETF and reviewed the past performance of such fund. They noted that FAM did not have performance composites that track the strategies of the Formidable Small/Mid Cap ETF and the Formidable Thematic ETF though FAM’s portfolio managers have extensive experience managing strategies with similar investment objectives. The Trustees also noted that FAM presented group of likely peer funds.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

3.The costs of services to be provided and profits to be realized by FAM and Toroso from the relationship with the Formidable ETFs.

In this regard, the Board considered the financial condition of FAM and the level of commitment to the Formidable ETFs by FAM. The Board also considered the projected assets and proposed expenses of the Formidable ETFs, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on projected profitability provided by FAM and Toroso. The Trustees considered the unitary fee structure proposed by FAM. The Trustees noted that the projected expense ratio and advisory fee for each of the Formidable ETFs was less than the average of their Morningstar categories though they further noted that FAM believes none of the Formidable ETFs fit neatly into a given category, rendering the category average information less relevant. The Board considered that the advisory fees to be charged to the Formidable ETFs were lower than the fees charged to FAM’s separate accounts or institutional accounts that utilize similar strategies. The Board also considered that Toroso represented that its proposed fees for sub-advising the Formidable ETFs were consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability of FAM and Toroso and the fees to be paid to FAM (who in turn would pay Toroso) were within an acceptable range in light of the services to be rendered by FAM and Toroso.

4.The extent to which economies of scale would be realized as the Formidable ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Formidable ETFs’ investors.

The Board noted that shareholders will benefit from economies of scale given the proposed breakpoints included in the management fees for each Formidable ETF, though it was anticipated that the Formidable ETFs would not be of sufficient size to achieve such economies of scale in the first few years of operations. The Trustees further noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Formidable ETFs; the basis of decisions to buy or sell securities for the Formidable ETFs; the substance and administration of the Code of Ethics and other relevant policies of FAM and Toroso. The Board noted that FAM and Toroso each represented that it had not and does not anticipate

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

utilizing soft dollars or commission recapture with regard to the Formidable ETFs. The Board also considered potential benefits for FAM and Toroso in managing the Formidable ETFs. Following further consideration and discussion, the Board indicated that the standards and practices of FAM and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of FAM and Toroso from managing the Formidable ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the FAM Advisory Agreement and the FAM Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Formidable Advisory Agreements.

FORMIDABLE ETF FUNDS

Fund Expenses (unaudited)

SEMI-ANNUAL REPORT

Fund Expenses Example

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 29, 2021 for the Formidable ETF and July 21, 2021 for the Formidable Fortress ETF and held for the period ended September 30, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

FORMIDABLE ETFs

Fund Expenses (unaudited) - continued

	Beginning Account Value^	Ending Account Value 9/30/21	Annualized Expense Ratio	Expenses Paid During Period Ended* 9/30/21
Formidable ETF	$1,000.00	$960.40	1.19%	$4.92
Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.02
Formidable Fortress ETF	$1,000.00	$962.00	1.19%	$2.27
Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.02

^Beginning account values are as follows:

Actual:
Formidable ETF	4/29/2021
Formidable Fortress ETF	7/21/2021
Hypothetical:
Formidable ETF	4/1/2021
Formidable Fortress ETF	4/1/2021

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 154 days for the Formidable ETF and 71 days for the Formidable Fortress ETF, and 183 days for the Hypothetical in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

FORMIDABLE ETFs

Important Disclosure Statement

The Funds' prospectus contains important information about the Funds' investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds' past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds' prospectus by calling 1-833-600-5704. Distributed by Foreside Fund Services, LLC, Portland, ME.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-833-600-5704. Information provided with respect to the Funds' Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2021 and are subject to change at any time.

SEMI-ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Privacy Notice

The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds' Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Formidable Asset Management, LLC
221 East Fourth Street, Suite 2700
Cincinnati, OH 45202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Transfer Agent, Fund Accountant and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2021

* Print the name and title of each signing officer under his or her signature.